SHARE CAPITAL - Issued share capital (Details) ¥ / shares in Units, ¥ in Millions, $ in Millions	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares
Disclosure of classes of share capital [line items]
Issued share capital equivalent	¥ 43,081	$ 6,621	¥ 43,081
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Number of shares | shares	44,647,455,984	44,647,455,984	44,647,455,984	44,647,455,984
Issued share capital equivalent | ¥	¥ 43,081		¥ 43,081	¥ 43,081
Par value | ¥ / shares	¥ 0		¥ 0	¥ 0